Stock-Based Compensation (Schedule Of Deferred Stock And Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning balance (non-vested)	6,216,000	2,983,000	5,008,000
Shares, Granted	4,139,000	4,544,000	135,000
Shares, Vested	(1,992,000)	(879,000)	(1,792,000)
Shares, Forfeited	(1,334,000)	(432,000)	(368,000)
Shares, Ending balance (non-vested)	7,029,000	6,216,000	2,983,000
Weighted Average Grant Date Fair Values, Beginning balance (non-vested)	$ 7.25	$ 7.03	$ 7.02
Weighted Average Grant Date Fair Values, Granted	$ 9.63	$ 7.39	$ 5.64
Weighted Average Grant Date Fair Values, Vested	$ 7.67	$ 7.25	$ 6.46
Weighted Average Grant Date Fair Values, Forfeited	$ 7.95	$ 7.16	$ 7.71
Weighted Average Grant Date Fair Values, Ending balance (non-vested)	$ 8.38	$ 7.25	$ 7.03
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning balance (non-vested)	2,094,000	1,750,000	569,000
Shares, Granted	505,000	824,000	1,317,000
Shares, Vested	(653,000)	(480,000)	(104,000)
Shares, Forfeited			(32,000)
Shares, Ending balance (non-vested)	1,946,000	2,094,000	1,750,000
Weighted Average Grant Date Fair Values, Beginning balance (non-vested)	$ 4.45	$ 2.83	$ 6.25
Weighted Average Grant Date Fair Values, Granted	$ 9.67	$ 7.33	$ 1.76
Weighted Average Grant Date Fair Values, Vested	$ 4.33	$ 3.31	$ 7.34
Weighted Average Grant Date Fair Values, Forfeited			$ 5.27
Weighted Average Grant Date Fair Values, Ending balance (non-vested)	$ 5.89	$ 4.45	$ 2.83